Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax savings	$ 418,443	$ 100,305	$ 466,048
Income tax expense	$ 462,043	$ 1,403,880	$ 1,152,963
Effective tax rate	24.80%	16.70%	18.00%
Allowance on deferred tax assets	$ 404,920	$ 334,805
Allowance on deferred tax assets	1,354,590	400,704
Uncertain tax positions	0	0
P R C Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,658,282	2,606,744
Allowance on deferred tax assets	168,120	207,864
Hong Kong Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,435,150	769,340
Allowance on deferred tax assets	236,800	126,941
P R C Subsidiaries Other Than Shenzhen C D T [Member]
Operating Loss Carryforwards [Line Items]
Allowance on deferred tax assets	$ 145,901	$ 147,822